INVENTORIES (Narrative) (Details) - CAD ($) $ in Thousands	3 Months Ended		6 Months Ended
	Jun. 30, 2024	Jun. 30, 2023	Jun. 30, 2024	Jun. 30, 2023
Classes Of Inventories [Line Items]
Inventory expensed to cost of goods sold			$ 22,586	$ 17,716
Non-cash expense related to the changes in fair value of inventory sold			25	617
Realized fair value adjustments on inventory sold in the period	$ 15	$ 278	$ 25	$ 617